TRADE PAYABLES AND OTHER	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
TRADE PAYABLES AND OTHER
NOTE 19 - TRADE PAYABLES AND OTHER

	At December 31,
	2022		2021
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	1,155	—	1,065
Fixed assets payables	—	36	—	22
Employees' entitlements	—	195	—	185
Taxes payable other than income tax	—	17	—	16
Contract liabilities and other liabilities to customers	20	55	4	77
Other payables	23	9	28	12
Total other	43	312	32	312
Total trade payables and other	43	1,467	32	1,377
Contract liabilities and other liabilities to customers

	At December 31,
	2022		2021
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	19	—	3	—
Advance payment from customers	—	6	—	7
Unrecognized variable consideration (A)	1	49	1	67
Other	—	—	—	3
Total contract liabilities and other liabilities to customers	20	55	4	77
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.
Revenue of €58 million that related to contract liabilities at at January 1, 2022 was recognized in the year ended December 31, 2022. Revenue of €60 million generated in the year ended December 31, 2022 was deferred.
Revenue of €33 million that related to contract liabilities at January 1, 2021 was recognized in the year ended December 31, 2021. Revenue of €36 million generated in the year ended December 31, 2021 was deferred.